Related party transactions (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of related party [Abstract]
Compensation costs paid to directors	$ 2,331	$ 2,581	$ 2,428
Compensation costs paid to executives	$ 4,943	$ 3,299	$ 5,601